Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 15, 2018
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Oct. 15, 2018
Document Effective Date	Oct. 15, 2018
Prospectus Date	Oct. 15, 2018
Class A & C Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class A
Prospectus:
Trading Symbol	ALAFX
Class A & C Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class C
Prospectus:
Trading Symbol	ALCFX
Class I Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class I
Prospectus:
Trading Symbol	ALGRX
Class Y Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class Y
Prospectus:
Trading Symbol	ALGYX
Class Y Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class Z
Prospectus:
Trading Symbol	ALZFX
Class Z Prospectus | Alger Focus Equity Fund | Alger Focus Equity Fund Class Z
Prospectus:
Trading Symbol	ALZFX